FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                       SUPPLEMENT DATED FEBRUARY 22, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2000

The Statement of Additional Information is amended as follows:

I. Under "GOALS AND STRATEGIES:"

  a) In the discussion for FRANKLIN GROWTH AND INCOME SECURITIES FUND, the following replaces the last sentence under OTHER INVESTMENT POLICIES:

        The fund may invest up to 10% of its total assets in debt securities, including convertible debt securities, rated below investment grade, and, in any event, will not invest more than 5% of its total assets in debt securities that, at the time of purchase, are rated lower than B by Moody's or unrated debt securities that the manager determines to be of comparable quality.

  b) In the discussion for FRANKLIN LARGE CAP GROWTH SECURITIES FUND the following replaces the FOREIGN SECURITIES paragraph:

        FOREIGN SECURITIES The fund may invest up to 25% of its total assets in foreign securities, including depositary receipts and those in emerging markets. The fund will limit its investments in emerging markets to less than 5% of its total assets.

 c) In the discussion for FRANKLIN SMALL CAP FUND the following replaces the first sentence under LOANS OF PORTFOLIO SECURITIES:

        LOANS OF PORTFOLIO SECURITIES The fund intends to take full advantage of its authority to lend its portfolio securities up to 20% of its total assets in order to generate additional income.

  d) In the discussion for FRANKLIN TECHNOLOGY SECURITIES FUND, the following replaces the FOREIGN SECURITIES paragraph:

        FOREIGN SECURITIES The fund may invest up to 35% of its total assets in foreign securities, including depositary receipts and those in emerging markets.

 e) In the discussion for TEMPLETON ASSET STRATEGY FUND, the fourth paragraph, beginning LOWER RATED SECURITIES is deleted.

II. Under  "MANAGEMENT AND OTHER SERVICES:"

 a) References to Templeton Investment Counsel, Inc. are replaced with Templeton Investment Counsel, LLC, and references to TICI are replaced with TIC.

 b) Under  "MANAGERS AND SERVICES PROVIDED:"

 i) After the list of investment advisers and funds, the following paragraph is added:

            Peter A. Nori, CFA, has been a manager of the INTERNATIONAL SECURITIES FUND since November 1999. He was a manager of the Templeton International Equity Fund from 1996 until its merger and reorganization into the International Securities Fund on May 1, 2000. Mr. Nori has been with Franklin Templeton Investments since 1987.

 ii) In the last paragraph, the following is added after the second sentence:

            Templeton Asset Management Ltd. (TAML) in Hong Kong is the sub-adviser to INTERNATIONAL SMALLER COMPANIES FUND and PACIFIC GROWTH FUND.

 c) Under  "MANAGEMENT FEES:"

 i) In the discussion of fees paid by the managers to the sub-advisers, the following is added:

  SUB-ADVISER
  FUND
  ANNUAL FEE RATES
  Templeton Asset Management Ltd.
  International Smaller Companies Fund
        0.60% of the value of the net assets up to and including $200 million;
        0.535% of the value of the net assets over $200 million up to and including $1.3 billion;
        and 0.48% of the value of the net assets over $1.3 billion.

  Templeton Asset Management Ltd.
  Pacific Growth Fund
        0.50% of the value of the net assets up to and including $100 million;
        0.40% of the value of the net assets over $100 million up to and including $250 million; 0.30% of the value of net assets over $250 million up to and including
        $500 million; and 0.25% of the value of
        net assets over $500 million.

d) Under "ADMINISTRATOR AND SERVICES PROVIDED:" Reference to Franklin Templeton Services, Inc. is replaced with Franklin Templeton Services, LLC; and Aggressive Growth Fund is added to the list of funds having a direct agreement with FT Services.

 e) Under  "ADMINISTRATION FEES" the following paragraph is added:

        Aggressive Growth Fund pays FT Services a monthly fee equal to 0.20% of the average daily net assets of the fund during the preceding month.

 f) Under "SHAREHOLDER SERVICING AND TRANSFER AGENT" the reference to Franklin/Templeton Investor Services, Inc. is replaced with Franklin/Templeton Investor Services, LLC.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.